Income Tax (Benefit) Expense (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of Components of Income Tax Expense (Benefit) and Deferred Tax Assets and Liabilities

This note provides an analysis of the Company’s income tax expense (benefit), the amounts are recognized directly in equity and how the tax expense (benefit) is affected by non-assessable and non-deductible items. It also explains significant estimates made in relation to the Company’s tax position.

	Year Ended December 31,
(in U.S. Dollars)	2025	2024	2023
(a) Numerical reconciliation of income tax expense to prima facie tax payable
Loss before income tax expense	$(92,699,645)	$(74,724,454)	$(46,448,210)
Tax at the Australian tax rate of 30% (2024: 30%, 2023: 30%)	(27,809,894)	(22,417,336)	(13,934,463)
Tax effect of amounts which are not tax deductible (taxable) in calculating taxable income:
Share-based payments	(288,211)	1,268,814	1,262,386
State tax expense	20,521	19,285	—
Government grants	60,720	49,333	507,207
(Loss)/Gain on fair value of derivative instruments	10,740,420	2,760,350	6,582
Other non-deductible amounts	(282,951)	60,834	2,793
Other deferred basis adjustments	(2,776,194)	(2,169,023)	—
Difference in overseas tax rate	3,604,459	3,367,164	2,232,607
Adjustments for current tax of prior periods	—	(158,880)	(102,522)
Adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	16,756,672	17,317,146	9,825,461
Income tax (benefit) expense	$25,542	$97,687	$(199,949)
(b) Tax losses
Unused tax losses for which no deferred tax asset has been recognized	$227,248,535	$150,819,578	$115,482,188
Potential tax benefit	$55,023,945	$45,245,873	$34,644,656
(c) Tax expense (income) recognized directly in equity
Aggregate current and deferred tax arising in the reporting period and not recognized in net profit or loss or other comprehensive income but directly debited or credited to equity:
Deferred tax: Share issue costs	$90,747	$—	$—

	Year Ended December 31,
(in U.S. dollars)	2025	2024	2023
(d) Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	$54,456,956	$37,950,397	$34,644,656
Exploration and evaluation assets	—	192,271	365,919
Business capital costs	733,249	789,677	1,566,275
Other non-current assets	11,213,337	14,237,476	8,116,735
Right of use asset	168,101	141,193	92,858
Unrealized exchange loss on borrowings	376,403	—	259,804
Accrued expenses	73,526	66,059	98,303
Deferred revenue	630,000	648,024	—
Capital loss carryover	411,575	—	—
Other	57,294	36,410	21,438
Total deferred tax assets	68,120,441	54,061,507	45,165,988
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,400,609)	(3,719,657)	(4,970,299)
Deferred tax assets not recognized	(65,719,832)	(50,225,561)	(39,994,325)
Net deferred tax assets	$—	$116,289	$201,364
(e) Deferred tax liabilities
The balance comprises temporary differences attributable to:
Other non-current assets	$(2,183,011)	$(3,059,287)	$(4,162,691)
Prepayments	(16,343)	(161,500)	(224,008)
Foreign currency (loss)/gain	(201,255)	(498,870)	(583,600)
Total deferred tax liabilities	(2,400,609)	(3,719,657)	(4,970,299)
Set-off of deferred tax liabilities pursuant to set-off provisions	2,400,609	3,719,657	4,970,299
Net deferred tax liabilities	$—	$—	$—